As filed with the U.S. Securities and Exchange Commission on March 6, 2017

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 141	☒

HIGHLAND FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 877-665-1287

(Name and Address of Agent for Service)

Copies to:

Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 3, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 138 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate April 3, 2017, as the new effective date for Post-Effective Amendment No. 135 filed pursuant to Rule 485(a) under the Securities Act on December 22, 2016. Post-Effective Amendment No. 135 was initially scheduled to become effective on March 7, 2017. Post-Effective Amendment No. 138 relates solely to Highland-First Foundation Income Fund (formerly named, Highland Income Fund), a series of Highland Funds II (the “Trust”) and is not intended to amend or supersede any information contained in Post-Effective Amendment No. 135. This Post-Effective Amendment No. 138 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

HIGHLAND FUNDS II

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A of Highland Funds II (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2016 (“Amendment No. 135/138”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 135/138 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 22, 2016.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 135/138 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 22, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 138 under the Securities Act and Amendment No. 141 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Dallas, State of Texas, on the 6th day of March, 2017.

Highland Funds II

By:	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Ethan Powell* Ethan Powell	Trustee	March 6, 2017

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	March 6, 2017

/s/ Dr. Bob Froehlich* Dr. Bob Froehlich	Trustee	March 6, 2017

/s/ John Honis* John Honis	Trustee	March 6, 2017

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	March 6, 2017

/s/ Brian Mitts Brian Mitts	Secretary, Principal Financial Officer and Principal Accounting Officer	March 6, 2017

*By:	/s/ J. Bradley Ross
J. Bradley Ross
Attorney in Fact**

March 6, 2017

**Pursuant to Power of Attorney dated January 28, 2016, incorporated herein by reference to Post-Effective Amendment No. 133 to the Registration Statement, previously filed with the Commission on January 28, 2016 (Accession Number 0001193125-16-442134).